Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash And Cash Equivalents
	12-31-2023	12-31-2022
	ARS 000	ARS 000

Cash at banks and on hand	13,470,493	28,413,826
Short-term deposits	-	371,983
	13,470,493	28,785,809